Trading assets and liabilities (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Schedule of Trading Assets and Liabilities
Trading assets	SFr 156,334	SFr 165,150
Trading liabilities	39,119	44,930
Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	72,765	65,668
Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	55,722	63,871
Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	19,621	26,782
Trading liabilities	14,654	20,365
Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	8,226	8,829
Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	24,465	24,565
Bank
Schedule of Trading Assets and Liabilities
Trading assets	156,774	165,392
Trading liabilities	39,132	44,952
Bank | Debt securities
Schedule of Trading Assets and Liabilities
Trading assets	72,826	65,675
Bank | Equity securities
Schedule of Trading Assets and Liabilities
Trading assets	55,822	63,874
Bank | Derivative instruments
Schedule of Trading Assets and Liabilities
Trading assets	19,900	27,013
Trading liabilities	14,654	20,369
Bank | Other trading securities
Schedule of Trading Assets and Liabilities
Trading assets	8,226	8,830
Bank | Short positions
Schedule of Trading Assets and Liabilities
Trading liabilities	SFr 24,478	SFr 24,583